Benefit Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) h	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
Eligibility, number of service hours in a 12-month period | h	1,000
Eligibility, required service period	12 months
Company match percentage	6.00%
Defined contribution plan expense	$ 28	$ 28	$ 30
Deferred compensation plan liability	469	564
Deferred compensation plan expense	$ (47)	$ 54	$ 56